NOTES PAYABLE (Narrative) (Details) (USD $)	0 Months Ended			1 Months Ended		0 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended		0 Months Ended			9 Months Ended	12 Months Ended		12 Months Ended				9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended		9 Months Ended		12 Months Ended
	Apr. 30, 2014	Jun. 03, 2013	Mar. 04, 2013	Sep. 25, 2013	May 23, 2013	Dec. 14, 2012	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Apr. 30, 2014 Common stock [Member]	Jan. 30, 2014 Common stock [Member]	Jan. 07, 2014 Common stock [Member]	Sep. 30, 2014 Note One [Member]	Dec. 31, 2013 Note One [Member]	Dec. 31, 2012 Note One [Member]	Dec. 31, 2012 Note One [Member] Class A Warrants [Member]	Dec. 31, 2012 Note One [Member] Class B Warrants [Member]	Dec. 31, 2013 Related Party [Member]	Dec. 31, 2012 AES [Member]	Sep. 30, 2014 Note Two [Member]	Dec. 31, 2012 Note Two [Member]	Sep. 30, 2014 Note Three [Member]	Dec. 31, 2012 Note Three [Member]	Sep. 30, 2014 Note Four [Member]	Dec. 31, 2013 Note Four [Member]	Sep. 30, 2014 Note Five [Member]	Sep. 30, 2014 Note Six [Member]	Dec. 31, 2013 Aqua Tex [Member]	Dec. 31, 2013 Convertible Debt [Member]
Debt Instrument [Line Items]
Issuance date																Jan. 15, 2014							Feb. 17, 2014		Feb. 27, 2014		Apr. 18, 2014		May 19, 2014	Apr. 22, 2014
Debt issued																$ 370,000		$ 300,000			$ 50,000	$ 1,300,000	$ 130,000	$ 600,000	$ 122,579	$ 150,000	$ 65,941	$ 150,000	$ 51,184	$ 92,483	$ 500,000	$ 1,000,000
Finance charges																									5,459		2,935		2,278	3,853
Purchase price financed																									117,120		63,006		48,906	88,900
Interest rate																10.00%		10.00%				5.00%	10.00%	10.00%	8.50%	10.00%	8.50%	10.00%	8.50%	17.00%	5.00%	10.00%
Maturity date																Jul. 15, 2014					Feb. 23, 2014		Jul. 15, 2014	Mar. 30, 2013	Feb. 27, 2015	Dec. 17, 2013	Apr. 18, 2015		May 19, 2015	Oct. 01, 2014	Nov. 01, 2016
Number of payments																									12		12		12	6
Installment payments start date																									Mar. 27, 2014		May 18, 2014		Jun. 19, 2014	May 10, 2014
Monthly payments																					5,000				10,215		5,495		4,265	15,342
Common shares issued for note payable conversion, shares													276,599
Common shares issued for note payable conversion									149,366	169,800	169,800		149,366
Notes payable and accrued interest outstanding	138,303
Loss on debt conversion	(11,063)								(11,063)				(11,063)
Proceeds from debt issuance																																850,000
Number of installment payments																						12									12
Maturity term											2 years																					2 years
Warrants issued with debt																			1,800,000	900,000						550,000
Exercise price of warrants		$ 0.05	$ 0.05		$ 0.10	$ 0.05													$ 0.10	$ 0.10
Conversion price																																$ 0.50
Warrants issued, contractual term																			5 years	5 years
Date warrants can be exercised																				Sep. 24, 2013
Stock price trigger																				$ 0.20
Fair value of warrants																			105,059							40,098
Warrants exercised, shares		25,000	375,000	1,720,000	300,000	62,500								25,000	25,000		1,720,000
Proceeds from exercise of warrants		1,250	18,750	169,800	30,000	3,125					50,000	3,125		6,250	6,250		169,800
Principal amount outstanding											2,375,739						130,200
Capital expenditures																								$ 586,500